EQUITY	6 Months Ended
Jun. 30, 2026
Equity
EQUITY

7.	EQUITY

On January 4, 2024, the Company’s board of directors (the “Board”) approved the creation and issuance of 193,275 new shares with a nominal value of one euro each (€1.00), all fully paid up by the capitalization of part of the available reserve of the Company.

On December 26, 2024, the Board approved the creation and issuance of 149,639 new shares with a nominal value of one euro each (€1.00), all fully paid up by the capitalization of part of the available reserve of the Company. The issuance of the shares was not completed until March 13, 2025. Both issuances were made in accordance with the terms of the invitation letters signed by the subscribers of the management incentive plan.

As of December 31, 2025, the Company had 45,640,814 shares issued, of which 45,249,812 shares were issued and outstanding, excluding the 391,002 shares held in treasury, with a nominal value of €1.00 each. As of December 31, 2025, the authorized, but unissued and unsubscribed, capital of Codere Online amounted to 499,481,142 with a nominal value of €1.00 each.

During the year ended December 31, 2025, the Company repurchased 391,002 treasury shares amounting to €2,359 thousand, fully paid in cash. This was part of the Company’s share repurchase program approved by the Board of Directors, allowing for additional repurchases under the existing authorization, which expires on December 31, 2026.

During the six months ended June 30, 2026, the Company recognized employee share-based compensation, in “Other reserves”, of €6,222 thousand for equity settled share-based awards granted under its management incentive plan and a reduction of €326 thousand from the net settlement of share-based awards for employees’ withholding taxes. During the six months ended June 30, 2025, the Company recognized employee share-based compensation of negative €480 thousand mainly reflecting fair value adjustments to its equity settled share-based awards granted under its management incentive plan, as described in Note 14.

During the six months ended June 30, 2026, the Company issued 220,103 shares with a nominal value of one euro each (€1.00), as settlement of vested share-based awards, all fully paid up by the capitalization of part of the available reserve of the Company. During that period, no shares were repurchased under the Company’s share repurchase program.

As of June 30, 2026, the Company had 45,860,917 shares issued, of which 45,469,915 shares were issued and outstanding, excluding the 391,002 shares held in treasury, with a nominal value of €1.00 each. As of June 30, 2026, the authorized, but unissued and unsubscribed, capital of Codere Online amounted to 100,000,000 shares with a nominal value of €1.00 each.